Business Combinations (Acquisition of RaidCall, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 24, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 26,502	$ 111,082	$ 258,997
Goodwill impairment loss		0	31,445
Impairment of acquired intangible assets		$ 400	$ 19,900	20,200
TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	62.50%
Cash consideration	$ 47,627
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk	27,600
Cash consideration, injected for newly issued ordinary shares	20,000
Goodwill	$ 33,740
RaidCall [Member]
Business Acquisition [Line Items]
Goodwill impairment loss				33,800
Impairment of acquired intangible assets				$ 15,300